Significant Accounting Judgments, Estimates and Assumptions Used in the Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2022
Significant Accounting Judgments, Estimates and Assumptions Used in the Preparation of the Financial Statements [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

Note 3: - Significant Accounting Judgments, Estimates And Assumptions Used In The Preparation Of The Financial Statements

a.	Judgments

In the process of applying the significant accounting policies, the Company has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

-	Determining the fair value of share-based payment transactions

The fair value of share-based payment transactions is determined upon initial recognition by an acceptable option pricing model. The inputs to the model include share price, exercise price and assumptions regarding expected volatility, expected life of share option and expected dividend yield.

-	Discount rate for a lease liability

When the Company is unable to readily determine the discount rate implicit in a lease in order to measure the lease liability, the Company uses an incremental borrowing rate. That rate represents the rate of interest that the Company would have to pay to borrow over a similar term and with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment. When there are no financing transactions that can serve as a basis, the Company determines the incremental borrowing rate based on its credit risk, the lease term and other economic variables deriving from the lease contract’s conditions and restrictions. In certain situations, the Company is assisted by an external valuation expert in determining the incremental borrowing rate.

-	Revenue

Identification of performance obligations in contracts with customers:

In order to identify distinct performance obligations in a contract with a customer, the Company uses judgment when it examines whether it is providing a significant service of integrating the goods or services in the contract into one integrated outcome.

Measurement of variable consideration

In order to determine the transaction price, the Company estimates the amount of the variable consideration and recognizes revenue in an amount where there is a high probability that its inclusion will not result in a significant revenue reversal in the future after the uncertainty has been resolved.  Following the acquisition of a portfolio of four FDA-approved plasma derived hyperimmune commercial products (as described under Note 5b), the Company sells its products mainly in the U.S market through its subsidiary Kamada Inc. to wholesalers/distributors. The Company’s gross sales are subject to various deductions, which are primarily composed of rebates and discounts to group purchasing organization, government agencies, wholesalers, health insurance companies and managed healthcare organizations. These deductions represent estimates of the related obligations, requiring the use of judgment when estimating the effect of these sales deductions on gross sales for a reporting period.

Existence of a significant financing component:

When assessing whether a contract includes a significant financing component, the Company examines, inter alia, the expected length of time between the date it transfers the promised goods or services to the customer and the date the customer pays for these goods or services, as well as the difference and the reasons for the difference, if any, between the promised consideration and the cash selling price of the promised goods or services.

Costs to fulfill a contract:

Costs incurred in fulfilling contracts or anticipated contracts with customers are recognized as an asset when the costs generate or enhance the Company’s resources that will be used in satisfying or continuing to satisfy the performance obligations in the future and are expected to be recovered. Costs to fulfill a contract comprise direct identifiable costs and indirect costs that can be directly attributed to a contract based on a reasonable allocation method. Costs to fulfill a contract are amortized on a systematic basis that is consistent with the provision of the services under the specific contract.

Determining how performance obligations are fulfilled:

When determining that control over goods or services is transferred to the customer over time and that therefore revenue should be recognized over time, the Company relies on legal opinions, provisions of the contract and relevant provisions of the law indicating that the Company has a right to enforce fulfillment of the contract.

The Company assesses the criteria for recognition of revenue related to up-front payments and milestones as outlined by IFRS 15. Judgment is necessary to determine over which period the Company will satisfy its performance obligations related to up- front payments and milestones and whether financing component exists. For additional information, refer to Note 18a.

-	Inventory

Work in process and finished good including direct and indirect costs. The allocation of indirect costs is accounted for on a quarterly basis by dividing the total quarterly indirect manufacturing cost to the batches manufactured during that quarter based on predetermined allocation factors. The criteria for allocation of indirect manufacturing expense to manufactured batches which eventually effect our inventory value is subject to Company judgment.

-	Lease extension and/or termination options

In evaluating whether it is reasonably certain that the Company will exercise an option to extend a lease or not exercise an option to terminate a lease, the Company considers all relevant facts and circumstances that create an economic incentive for the Company to exercise the option to extend or not exercise the option to terminate such as: significant amounts invested in leasehold improvements, the significance of the underlying asset to the Company’s operation and whether it is a specialized asset, the Company’s past experience with similar leases, etc.

After the commencement date, the Company reassesses the term of the lease upon the occurrence of a significant event or a significant change in circumstances that affects whether the Company is reasonably certain to exercise an option or not exercise an option previously included in the determination of the lease term, such as significant leasehold improvements that had not been anticipated on the lease commencement date, sublease of the underlying asset for a period that exceeds the end of the previously determined lease period, etc.

-	Inventory designated for R&D activities

The Company recognizes inventory produced for commercial sale, including costs incurred prior to regulatory approval but subsequent to the filing of a regulatory request when the Company has determined that the inventory has probable future economic benefit. Inventory is not recognized prior to completion of a phase III clinical trial. For products with an approved indication, raw materials and purchased drug product associated with development programs are included in inventory and charged to research and development expense when it’s designated. For products without an approved indication, drug product is charged to research and development expense.

-	Recognition of deferred tax asset in respect of carry forward tax losses

Deferred tax assets are recognized for unused carryforward tax losses and deductible temporary differences to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the timing and level of future taxable profits, its source and the tax planning strategy. For information regarding deferred taxes recognition, please refer to Note 22.

-	Impairment of inventories with realizable value lower than cost or which are slow moving

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase of raw and other materials and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, net of selling expenses. The estimation of realizable value can affect the inventory value at the period end.

In addition, and as part of the quarterly inventory valuation process, the Company assesses the potential effect on inventory in cases of deviations from quality standards in the manufacturing process to identify potential required inventory write offs. Such assessment is subject to Company’s judgment.

-	Determining cash-generating units

Impairment testing for assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “CGU”).

For the purpose of goodwill impairment testing, the Company, aggregated CGUs so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes. When goodwill is not monitored for internal reporting purposes, it is allocated to operating segments and not to a CGU (or group of CGUs) lower in level than an operating segment. Goodwill acquired in a business combination is allocated to groups of CGUS, including CGUs existing prior to the business combination, that are expected to benefit from the synergies of the combination. Also refer to Note 11.

b.	Estimates and assumptions

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the end of the reporting period and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

-	Pensions and other post-employment benefits

The liability in respect of post-employment defined benefit plans is determined using actuarial valuations. The actuarial valuation involves making assumptions about, among other things, discount rates, expected rates of return on assets, future salary increases and mortality rates. Due to the long-term nature of these plans, such estimates are subject to significant uncertainty.

-	Legal claims

In estimating the likelihood of outcome of legal claims filed against the Company, the Company relies on the opinion of its legal counsel. These estimates are based on the legal counsel’s best professional judgment, taking into account the stage of proceedings and historical legal precedents in respect of the different issues. Since the outcome of the claims will be determined in courts, the results could differ from these estimates.

-	Impairment of Company’s non-financial assets

The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

-	Impairment of goodwill

The Company reviews goodwill for impairment at least once a year. This requires management to make an estimate of the projected future cash flows from the continuing use of the cash-generating unit (or a group of cash-generating units) to which the goodwill is allocated and to choose a suitable discount rate for those cash flows.

-	Determination of Useful Life

Intangible assets and property, plant and equipment are measured on initial recognition at cost including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. In determining the useful life and the depreciation method, the Company assesses the period over which an asset is expected to be available for use by the Company and the pattern in which the asset’s future economic benefits are expected to be consumed by the Company.

-	Purchase price allocation

The Company allocates the purchase price based on the identifiable assets acquired and liabilities assumed at the acquisition date. The assets and the liabilities assumed are measured at fair value on the acquisition day. Significant estimates are required to measure the fair value of the assets and liabilities recognized as a result of the business combination including, future cash flows, discount rate, volatility rate.

-	Determining the fair value of an unquoted financial asset or liability

The fair value of unquoted financial assets or liability in Level 3 of the fair value hierarchy is determined using valuation techniques, generally using future cash flows discounted at current rates applicable for items with similar terms and risk characteristics. Changes in estimated future cash flows and estimated discount rates, after consideration of risks such as liquidity risk, credit risk and volatility, are liable to affect the fair value of these assets of liability.

Contingent consideration is measured at fair value. The fair value is determined using valuation techniques and method, using future cash flows discounted. This requires management to make an estimate of the projected future cash flows. For information regarding contingent consideration, please refer to Note 5 and Note 16.